2. INVENTORIES (Sept 2019 Note) (Details) - USD ($)	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 693,257	$ 578,856	$ 500,908
Work-in-progress	588,439	409,019	434,536
Finished goods	790,156	746,729	208,624
Total inventories	$ 2,071,852	$ 1,734,604	$ 1,144,068